T. ROWE PRICE International Disciplined Equity Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.4%
Common Stocks 1.4%
BHP Group (GBP)  154,095 4,720
Total Australia (Cost
$3,153
)
4,720
BELGIUM 1.9%
Common Stocks 1.9%
Groupe Bruxelles Lambert  84,217 6,385
Total Belgium (Cost
$6,558
)
6,385
CANADA 1.9%
Common Stocks 1.9%
Brookfield  78,559 3,118
Power Corp. of Canada  112,737 3,286
Total Canada (Cost
$5,187
)
6,404
DENMARK 1.0%
Common Stocks 1.0%
Novozymes, Class B (1) 62,180 3,186
Total Denmark (Cost
$3,104
)
3,186
FINLAND 1.2%
Common Stocks 1.2%
Fortum  297,920 4,073
Total Finland (Cost
$3,806
)
4,073
FRANCE 8.7%
Common Stocks 8.7%
EssilorLuxottica  18,559 3,637
Eurofins Scientific  72,620 4,373
Euronext  48,925 4,303
Sanofi  51,831 5,191
Schneider Electric  15,935 3,130
TotalEnergies  60,380 3,917
Wendel  46,827 4,246
Total France (Cost
$22,727
)
28,797

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 8.1%
Common Stocks 5.4%
BASF  96,755 4,625
Bayer  100,754 3,135
Continental  57,226 4,675
Siemens  29,963 5,364
17,799
Preferred Stocks 2.7%
Henkel  56,381 4,322
Volkswagen  36,079 4,641
8,963
Total Germany (Cost
$24,796
)
26,762
HONG KONG 3.0%
Common Stocks 3.0%
CK Hutchison Holdings  923,972 4,772
Jardine Matheson Holdings (USD)  131,600 5,284
Total Hong Kong (Cost
$11,547
)
10,056
JAPAN 18.6%
Common Stocks 18.6%
Hamamatsu Photonics  135,300 5,345
Hoshizaki  118,400 4,308
Hoya  25,500 3,239
Kao  93,800 3,711
Kirin Holdings  303,200 4,358
Mitsubishi Electric  289,000 4,289
Nippon Sanso Holdings  164,900 4,179
Nippon Telegraph & Telephone  2,938,000 3,689
Olympus  281,800 4,172
Otsuka Holdings  94,600 3,719
Shimadzu  178,900 4,947
Shimano  32,400 4,652
Sony Group  41,500 4,070
Suntory Beverage & Food  121,600 3,967
Tokyo Electron  16,400 3,043
Total Japan (Cost
$55,729
)
61,688

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 8.0%
Common Stocks 8.0%
ASML Holding  7,199 6,246
DSM-Firmenich  26,695 2,822
EXOR  49,857 4,824
HAL Trust  35,697 4,450
Heineken  44,608 4,487
Koninklijke Philips (2) 171,031 3,618
Total Netherlands (Cost
$18,866
)
26,447
NORWAY 1.2%
Common Stocks 1.2%
Storebrand  450,035 4,046
Total Norway (Cost
$3,642
)
4,046
PHILIPPINES 1.3%
Common Stocks 1.3%
Ayala  373,570 4,501
Total Philippines (Cost
$5,001
)
4,501
SPAIN 2.5%
Common Stocks 2.5%
Amadeus IT Group  66,375 4,652
Iberdrola  294,872 3,550
Total Spain (Cost
$6,691
)
8,202
SWEDEN 4.4%
Common Stocks 4.4%
Industrivarden, Class C (1) 154,520 4,856
Investor, Class B  204,882 4,824
L E Lundbergforetagen, Class B (1) 93,014 4,850
Total Sweden (Cost
$10,173
)
14,530
SWITZERLAND 8.3%
Common Stocks 8.3%
Barry Callebaut  3,106 4,537

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Cie Financiere Richemont  37,685 5,597
Nestle  60,553 6,900
Novartis  41,918 4,335
Roche Holding  21,380 6,087
Total Switzerland (Cost
$25,303
)
27,456
UNITED KINGDOM 20.6%
Common Stocks 20.6%
Anglo American  196,322 4,680
BP  966,027 5,642
Diageo  127,514 4,606
Experian  75,521 3,143
GSK  222,873 4,408
Hiscox  388,588 5,100
HSBC Holdings  567,206 4,429
Lloyds Banking Group  7,954,463 4,264
Mondi  232,096 4,159
National Grid  241,719 3,219
Prudential  553,533 5,686
Shell  176,266 5,465
Smith & Nephew  297,870 4,166
Smiths Group  234,499 4,806
Unilever (EUR)  97,902 4,772
Total United Kingdom (Cost
$66,809
)
68,545
UNITED STATES 2.7%
Exchange-Traded Funds 2.7%
iShares MSCI EAFE ETF (1) 119,700 8,979
Total United States (Cost
$8,344
)
8,979
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 14,101,251 14,101
Total Short-Term Investments (Cost $14,101) 14,101

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.7%
Money Market Funds 4.7%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 15,481,909 15,482
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 15,482
Total Securities Lending Collateral (Cost $15,482) 15,482
Total Investments in Securities 103.7%
(Cost $311,019) $ 344,360
Other Assets Less Liabilities (3.7)% (12,323)
Net Assets 100.0% $ 332,037
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 175++
Totals $ —# $ — $ 175+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 7,200  ¤  ¤ $ 29,583
Total $ 29,583^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $175 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,583.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Disciplined Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Disciplined Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 296,835 $ — $ 296,835
Exchange-Traded Funds 8,979 — — 8,979
Preferred Stocks — 8,963 — 8,963
Short-Term Investments 14,101 — — 14,101
Securities Lending Collateral 15,482 — — 15,482
Total $ 38,562 $ 305,798 $ — $ 344,360

T. ROWE PRICE International Disciplined Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F106-054Q1 01/24